UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2004

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Value Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number:	028-05157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

George Randall Hecht
CEO
(415) 591-2700

Signature, Place, and Date of Signing:

/s/G. Randall Hecht	San Francisco, CA		August 16, 2004

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	47,235

List of Other Included Managers:  None

ISSUER          	     TYPE           CUSIP     VALUE     SHS   INVEST   VOTG
                                               (X1000)          DISCRET  AUTH
Abgenix, Inc.           Com         00339B107   1,370   116,900   sole   sole
Aclara Biosciences      Com         00461p106   6,881 1,535,951   sole   sole
Amtech Systems Inc.     Com         032332504     178    36,300   sole   sole
Argonaut Technologies   Com         040175101     239   178,173   sole   sole
Array BioPharma, Inc.   Com         04269X105   1,728   217,300   sole   sole
Ceva, Inc.              Com         157210105   1,477   186,700   sole   sole
Covista Communications  Com         223574104     230    88,300   sole   sole
CPI Aerostructures      Com         125919308   1,706   151,000   sole   sole
Denny's Corp.           Com         24869P104     466   217,800   sole   sole
Electronic Clearing     Com         285562500     760    81,700   sole   sole
Eloyalty Corporation    Com         290151109     873   138,500   sole   sole
Energy Conversion Dev   Com         292659109   1,002    89,000   sole   sole
First Avenue Networks   Com         31865X106      50    11,300   sole   sole
Illumina, Inc.          Com         452327109   4,200   663,500   sole   sole
InfoCrossing Inc.       Com         45664X109   1,485   110,000   sole   sole
Ivanhoe Energy, Inc.    Com         465790103   1,501   688,401   sole   sole
Ivanhoe Mines Ltd.      Com         46579n103     685   125,600   sole   sole
Ivanhoe Mines, Ltd.     Com         46579n103   2,386   444,300   sole   sole
MPSI Systems, Inc.      Com         553412206      38   160,088   sole   sole
New Frontier Media      Com         644398109   2,957   346,700   sole   sole
On Track Innovations    Com         010658667     924   100,000   sole   sole
Persistence Software    Com         715329108     311    77,060   sole   sole
Protein Design Labs     Com         74369l103   2,391   125,000   sole   sole
PYR Energy Corporation  Com         693677106     461   374,550   sole   sole
Raindance Comm          Com         75086X106     510   245,119   sole   sole
Sentex Sensing Tech     Com         817268105      18   815,961   sole   sole
SurModics, Inc.         Com         868873100   4,928   200,000   sole   sole
U.S. Global Investors   Cl A        902952100     688   200,700   sole   sole
Universal Access Glob   Com         91336M105      50    43,355   sole   sole
VitalStream Holdings    Com         92847T100      37    49,500   sole   sole
Webzen, Inc., ADR       Spons ADR   94846M102   2,478   350,000   sole   sole
Willbros Group, Inc.    Com         969199108   1,952   129,500   sole   sole
WorldPort Comm          Com         98155j105     325   432,900   sole   sole
Zhone Technologies      Com         98950p108   1,950   500,000   sole   sole